Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated Subsidiaries
Schedule of composition of the Bank

The subsidiaries of the Bank, all of which have been included in the consolidated financial statements at 31 December 2017, are as follows:

		Proportion of	Proportion of
		ownership interest	voting power
Name of subsidiary	Principal activity	held by the Bank	held by the Bank
Santander Consumo, S.A. de C.V., SOFOM, E.R.	Credit card loans	99.99%	100%
Santander Vivienda, S.A. de C.V., SOFOM, E.R.	Mortgage loans	99.99%	100%
Santander Inclusión Financiera, S.A. de C.V., SOFOM, E.R.	Retail loans	99.99%	100%
Centro de Capacitación Santander, A.C.	Not-for-profit (Educational institute)	99.99%	100%
Banco Santander, S.A. Fideicomiso 100740	Settlement trust	99.99%	100%
Fideicomiso GFSSLPT, Banco Santander, S.A.	Settlement trust	89.14%	100%
Santander Servicios Corporativos, S.A. de C.V.	Services	99.99%	100%
Santander Servicios Especializados, S.A. de C.V.	Services	99.99%	100%